INCOME TAXES - Additional Information (Details) - CNY (¥)		12 Months Ended			36 Months Ended
	Jan. 01, 2008	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2013	Dec. 31, 2010
INCOME TAXES
Statutory income tax rate (as a percent)		25.00%	25.00%	25.00%
Undistributed earnings generated by the PRC consolidated entities		¥ 1,966,439	¥ 1,993,552
Unrecognized deferred income tax liability		196,644	199,355
Balance at the end of the period		53,311,495	47,255,513	¥ 51,769,696	¥ 51,769,696
Additional disclosures
Unrecognized tax benefits		0	0	0	¥ 0
Interest and penalties recorded		¥ 0	¥ 0	¥ 0
Period of statute of limitations, if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent		3 years
Period of statute of limitations, if the underpayment is more than RMB 100,000		5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years		¥ 100,000
Period of statute of limitations for transfer pricing issues		10 years
PRC
INCOME TAXES
Statutory income tax rate (as a percent)	25.00%	25.00%
Preferential tax rate as a high and new technology enterprise (as a percent)		15.00%
Withholding tax rate for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC (as a percent)		10.00%
Balance at the end of the period		¥ 53,311,495
Tax loss carry forwards for PRC income tax purpose		193,379,044
PRC | December 31, 2025
INCOME TAXES
Tax loss carry forwards for PRC income tax purpose		7,130,814
PRC | December 31, 2026
INCOME TAXES
Tax loss carry forwards for PRC income tax purpose		4,244,932
PRC | December 31, 2027
INCOME TAXES
Tax loss carry forwards for PRC income tax purpose		42,999,864
PRC | December 31, 2028
INCOME TAXES
Tax loss carry forwards for PRC income tax purpose		30,760,089
PRC | December 31, 2029
INCOME TAXES
Tax loss carry forwards for PRC income tax purpose		54,480,536
PRC | December 31, 2030
INCOME TAXES
Tax loss carry forwards for PRC income tax purpose		15,454,369
PRC | December 31, 2031
INCOME TAXES
Tax loss carry forwards for PRC income tax purpose		18,012,840
PRC | December 31, 2032
INCOME TAXES
Tax loss carry forwards for PRC income tax purpose		¥ 20,295,600
PRC | ATA Education
INCOME TAXES
Preferential tax rate as a high and new technology enterprise (as a percent)					15.00%	15.00%	15.00%	15.00%	15.00%